Fair Value Measurements (Details)	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Fair Value Measurements [Abstract]
Assumed probability of a liquidity event as primary ultimate settlement outcome	50.00%	50.00%	50.00%